Fair Market Value Measurement (Tables)	6 Months Ended
Jun. 30, 2023
Fair Market Value Measurement [Abstract]
Schedule of Fair Market Value Measurement
	Level 1	Level 2	Level 3
Non-Tradable Warrants	-	44	-
Non-tradable warrants of SAFE and Convertible Loan investors		4
Financial liability	-	29	-
Tradable warrants	361	-	-
Total	361	77	-
	Level 1	Level 2	Level 3
Non-Tradable Warrants	-	3	-
Non-tradable warrants of SAFE and Convertible Loan investors	-	35	-
Financial liability	-	26	-
Tradable warrants	304	-	-
Total	304	64	-